Commitments and contingencies (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contingent liabilities [line items]
Contracted for but not provided	£ 3,035	£ 2,881
Energy purchase commitments	19,194	18,514
Guarantees	2,226	2,564
UK Gas Transmission
Disclosure of contingent liabilities [line items]
Contracted for but not provided		205
Guarantee of subleases for US properties (expire up to 2040)
Disclosure of contingent liabilities [line items]
Guarantees	219	149
Guarantees of certain obligations of Grain LNG (expire up to 2025)
Disclosure of contingent liabilities [line items]
Guarantees	32	31
Guarantees of certain obligations for construction of HVDC West Coast Link
Disclosure of contingent liabilities [line items]
Guarantees	0	84
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	281	569
Guarantees of certain obligations of St William Homes LLP (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	44	44
Guarantees of certain obligations of National Grid IFA 2 Limited (expected expiry 2023)
Disclosure of contingent liabilities [line items]
Guarantees	144	130
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)
Disclosure of contingent liabilities [line items]
Guarantees	1,185	1,177
Other guarantees and letters of credit (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	321	380
Less than 1 year
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,391	1,386
In 1 to 2 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	985	1,366
In 2 to 3 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,057	1,219
In 3 to 4 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	912	1,189
In 4 to 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	929	1,088
More than 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	£ 13,920	£ 12,266